Balance Sheet Details (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of prepaid expenses
	March 31, 2022	December 31, 2021
Prepaid clinical costs	$—	$488,614
Prepaid insurance	618,750	—
Other prepaid expenses & current assets	66,030	148,728
Total prepaid expenses & current assets	$684,780	$637,342

	December 31, 2021	December 31, 2020
Prepaid clinical costs	$488,614	$—
Other prepaid expenses	148,728	128,000
Total prepaid expenses	$637,342	$128,000

Schedule of property and equipment, net
	March 31, 2022	December 31, 2021
Lab equipment	$131,963	$131,963
Total property and equipment, gross	131,963	131,963
Accumulated depreciation	$(23,044)	$(16,782)
Total property and equipment, net	108,919	115,181

December 31, 2021
Lab Equipment	$131,963
Total property and equipment, gross	131,963
Accumulated depreciation	(16,782)
Total property and equipment, net	$115,181

Schedule of current liabilities
	March 31, 2022	December 31, 2021
Accrued payroll and related expenses	$978,343	$756,729
Accrued clinical study expenses	1,255,901	327,244
Accrued professional fees	848,223	294,130
Accrued clinical development costs	110,566	145,566
Accrued other expenses	—	5,000
Premium Finance Agreement	513,333	—
Total accrued expenses	$3,706,366	$1,528,669

	December 31, 2021	December 31, 2020
Accounts payable	$596,261	$865,901
Accrued payroll and related expenses	756,729	266,852
Accrued clinical study expenses	327,244	40,329
Accrued professional fees	294,130	23,216
Accrued clinical development costs	145,566	—
Accrued other expenses	5,000	12,478
Lease liability	16,752	—
Total current liabilities	$2,141,682	$1,208,776